Accounts Payable	6 Months Ended
Jun. 30, 2018
Accounts Payable
Accounts Payable

10. Accounts Payable

	June 30, 2018	December 31, 2017

	(in US$'000)
Accounts payable—third parties	13,430	17,095
Accounts payable—non-controlling shareholders of subsidiaries (Note 18 (iv))	5,878	7,250
Accounts payable—related party (Note 18 (ii))	—	20

	19,308	24,365

              Substantially all the accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.